Income Tax Benefits - Schedule of Provision for Income Taxes (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Deferred:
Total Deferred	$ (14,548)	$ (114,083)	$ (1,741,133)
Income tax benefit	(14,548)	(114,083)	(1,697,782)
Hong Kong [Member]
Current:
Total Current
Deferred:
Total Deferred	(14,548)	(114,083)	(2,073,535)
PRC [Member]
Current:
Total Current			43,351
Deferred:
Total Deferred			$ 332,402